TYPE                    13F-HR
PERIOD                  12/31/01
FILER
  	CIK                     0001050473
  	CCC                     rcwg$dj5
SUBMISSION-CONTACT
  	NAME                    Kenneth Culley
  	PHONE                   213-688-9671

				FORM 13F
                        	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Portfolio Advisory Services, LLC
Address: 	350 South Grand Avenue
         	Suite 1550
         	Los Angeles, CA  90071

13F File Number:  28-6586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth A. Culley
Title:    Compliance Officer
Phone:    213-688-9671
Signature, Place, and Date of Signing:

    Kenneth A. Culley    Los Angeles, CA    February 14, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        	0

Form 13F Information Table Entry Total: 	3

Form 13F Information Table Value Total:   	$1,930,000



List of Other Included Managers: None

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
E Trade Group Inc              COM              269246104      175    17030 SH       SOLE                    15810              1220
iShares Trust Russell 2000 Gro COM              464287648      425     7400 SH       SOLE                     7400
iShares Trust Russell 2000 Ind COM              464287655     1330    13800 SH       SOLE                    13800